Supplemental Cash Flow Information - Narrative (Details) $ in Millions, $ in Billions	1 Months Ended		12 Months Ended
	Jul. 31, 2024 CAD ($)	Jul. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of joint ventures [line items]
Cash and cash equivalents			$ 5,012	$ 7,587	$ 744
Net proceeds from sale of steelmaking coal business			0	9,483
Discontinued operations
Disclosure of joint ventures [line items]
Net proceeds from sale of steelmaking coal business				9,500
Proceeds from sale of business	$ 9,900	$ 7.3		9,900
Cash and cash equivalents classified as part of disposal group held for sale				256
Discontinued Operations, Including Disposal Group, Post Closing Adjustments				160
Quebrada Blanca SA
Disclosure of joint ventures [line items]
Cash and cash equivalents			$ 48	$ 165